LONG-TERM DEBT	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
LONG-TERM DEBT	SHORT-TERM BORROWINGS
Below is a summary of our short-term borrowings as at December 31, 2021 and 2020.

	As at December 31
(In millions of dollars)	2021	2020

Receivables securitization program	800	650
US commercial paper program (net of the discount on issuance)	893	571
Non-revolving credit facility borrowings	507	—

Total short-term borrowings	2,200	1,221

Below is a summary of the activity relating to our short-term borrowings for the years ended December 31, 2021 and 2020.

	Year ended December 31, 2021			Year ended December 31, 2020
	Notional	Exchange	Notional	Notional	Exchange	Notional
(In millions of dollars, except exchange rates)	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

Proceeds received from receivables securitization			150			—
Net proceeds received from receivables securitization			150			—

Proceeds received from US commercial paper	2,568	1.260	3,235	3,316	1.329	4,406
Repayment of US commercial paper	(2,314)	1.259	(2,914)	(4,098)	1.355	(5,552)
Net proceeds received from (repayment of) US commercial paper			321			(1,146)

Proceeds received from non-revolving credit facilities (US$)	1,200	1.253	1,503	—	—	—
Repayment of non-revolving credit facilities (US$)	(800)	1.254	(1,003)	—	—	—
Net proceeds received from non-revolving credit facilities			500			—

Net proceeds received from (repayment of) short-term borrowings			971			(1,146)
RECEIVABLES SECURITIZATION PROGRAM
We participate in a receivables securitization program with a Canadian financial institution that allows us to sell certain receivables into the program.

As at December 31, 2021, the proceeds of the sales were committed up to a maximum of $1,200 million (2020 - $1,200 million) and the program has a term of three years, ending on December 22, 2023.

	As at December 31
(In millions of dollars)	2021	2020

Receivables sold to buyer as security	2,679	2,130
Short-term borrowings from buyer	(800)	(650)

Overcollateralization	1,879	1,480

	Years ended December 31
(In millions of dollars)	2021	2020

Receivables securitization program, beginning of year	650	650
Net proceeds received from receivables securitization	150	—

Receivables securitization program, end of year	800	650

We continue to service and retain substantially all of the risks and rewards relating to the receivables we sell, and therefore, the receivables remain recognized on our Consolidated Statements of Financial Position and the funding received is recognized as short-term borrowings. The buyer's interest in these trade receivables ranks ahead of our interest. The program restricts us from using the receivables as collateral for any other purpose. The buyer of our trade receivables has no claim on any of our other assets.

US COMMERCIAL PAPER PROGRAM
We have a US CP program that allows us to issue up to a maximum aggregate principal amount of US$1.5 billion. Funds can be borrowed under this program with terms to maturity ranging from 1 to 397 days, subject to ongoing market conditions. Issuances made under the US CP program are issued at a discount. Borrowings under our US CP program are classified as short-term borrowings on our Consolidated Statements of Financial Position when they are due within one year from the date of the financial statements.

Below is a summary of the activity relating to our US CP program for the years ended December 31, 2021 and 2020.

	Year ended December 31, 2021			Year ended December 31, 2020
	Notional	Exchange	Notional	Notional	Exchange	Notional
(In millions of dollars, except exchange rates)	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

US commercial paper, beginning of year	449	1.272	571	1,223	1.298	1,588
Net proceeds received from (repayment of) US commercial paper	254	1.264	321	(782)	1.465	(1,146)
Discounts on issuance [1]	1	n/m	2	8	1.250	10
(Gain) loss on foreign exchange [1]			(1)			119

US commercial paper, end of year	704	1.268	893	449	1.272	571
n/m - not meaningful
[1] Included in finance costs.

Concurrent with the US CP borrowings, we entered into debt derivatives to hedge the foreign currency risk associated with the principal and interest components of the borrowings under the US CP program (see note 17). We have not designated these debt derivatives as hedges for accounting purposes.

NON-REVOLVING CREDIT FACILITY
In June 2021, we entered into non-revolving credit facilities with an aggregate limit of US$1.6 billion that mature in June 2022. Any borrowings under these facilities will be recorded as short-term borrowings as they will be due within 12 months. Borrowings under the facilities are unsecured, guaranteed by RCCI, and rank equally in right of payment with all of our senior notes and debentures. In December 2021, we terminated the undrawn non-revolving credit facilities with an aggregate limit of US$1.2 billion. In February 2022, we repaid the outstanding US$400 million and terminated the facility.
Below is a summary of the activity relating to our non-revolving credit facilities for the year ended December 31, 2021.

	Year ended December 31, 2021
	Notional	Exchange	Notional
(In millions of dollars, except exchange rates)	(US$)	rate	(Cdn$)

Non-revolving credit facility, beginning of year	—	—	—
Net proceeds received from non-revolving credit facilities	400	1.250	500
Loss on foreign exchange [1]			7

Non-revolving credit facility, end of year	400	1.268	507
[1] Included in finance costs.

COMMITTED CREDIT FACILITY
In March 2021, in connection with the Transaction (see note 30), we entered into a binding commitment letter for a committed credit facility with a syndicate of banks in an amount up to $19 billion. The commitment remains subject to the satisfaction of conditions to effectiveness and drawing, including, without limitation, the completion of credit documentation in respect of such commitment and the completion of the Transaction. The committed facility cannot be drawn upon until the closing date of the Transaction. It is only available to be drawn to fund part of the acquisition cost of the Transaction and to pay fees and expenses related to the Transaction. If drawn, any drawings must be repaid within 364 days. If undrawn, the facility terminates on the closing date of the acquisition. As a result of entering into the Shaw term loan facility (see note 21), the maximum amount we can draw on this committed facility decreased to $13 billion.
LONG-TERM DEBT

					As at December 31
(In millions of dollars, except interest rates)	Due date		Principal amount	Interest rate	2021	2020

Senior notes	2021		1,450	5.340%	—	1,450
Senior notes	2022		600	4.000%	600	600
Senior notes	2022	US	750	Floating	951	955
Senior notes	2023	US	500	3.000%	634	637
Senior notes	2023	US	850	4.100%	1,078	1,082
Senior notes	2024		600	4.000%	600	600
Senior notes	2025	US	700	3.625%	886	890
Senior notes	2026	US	500	2.900%	634	637
Senior notes	2027		1,500	3.650%	1,500	1,500
Senior notes	2029		1,000	3.250%	1,000	1,000
Senior debentures [1]	2032	US	200	8.750%	254	255
Senior notes	2038	US	350	7.500%	444	446
Senior notes	2039		500	6.680%	500	500
Senior notes	2040		800	6.110%	800	800
Senior notes	2041		400	6.560%	400	400
Senior notes	2043	US	500	4.500%	634	637
Senior notes	2043	US	650	5.450%	823	827
Senior notes	2044	US	1,050	5.000%	1,331	1,337
Senior notes	2048	US	750	4.300%	951	955
Senior notes	2049	US	1,250	4.350%	1,585	1,592
Senior notes	2049	US	1,000	3.700%	1,268	1,273
Subordinated notes [2]	2081		2,000	5.000%	2,000	—
					18,873	18,373
Deferred transaction costs and discounts					(185)	(172)
Less current portion					(1,551)	(1,450)

Total long-term debt					17,137	16,751
[1]    Senior debentures originally issued by Rogers Cable Inc. which are unsecured obligations of RCI and for which RCCI was an unsecured guarantor as at December 31, 2021 and 2020.
[2]    The subordinated notes can be redeemed at par on the five-year anniversary or on any subsequent interest payment date.

Each of the above senior notes and debentures are unsecured and, as at December 31, 2021, were guaranteed by RCCI, ranking equally with all of RCI's other senior notes, debentures, bank credit facilities, and letter of credit facilities. We use derivatives to hedge the foreign exchange risk associated with the principal and interest components of all of our US dollar-denominated senior notes and debentures (see note 17).
The tables below summarize the activity relating to our long-term debt for the years ended December 31, 2021 and 2020.

	Year ended December 31, 2021			Year ended December 31, 2020
(In millions of dollars, except exchange rates)	Notional	Exchange	Notional	Notional	Exchange	Notional
	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

Credit facility borrowings (US$)	—	—	—	970	1.428	1,385
Credit facility repayments (US$)	—	—	—	(970)	1.406	(1,364)
Net borrowings under credit facilities			—			21

Senior note issuances (Cdn$)			—			1,500
Senior note issuances (US$)	—	—	—	750	1.359	1,019
Total senior note issuances			—			2,519

Senior note repayments (Cdn$)			(1,450)			—

Net (repayment) issuance of senior notes			(1,450)			2,519

Subordinated note issuances (Cdn$)			2,000			—

Net issuance of long-term debt			550			2,540

	Years ended December 31
(In millions of dollars)	2021	2020

Long-term debt net of transaction costs, beginning of year	18,201	15,967
Net issuance of long-term debt	550	2,540
Gain on foreign exchange	(50)	(297)
Deferred transaction costs incurred	(31)	(23)
Amortization of deferred transaction costs	18	14

Long-term debt net of transaction costs, end of year	18,688	18,201

In April 2021, we entered into a $6 billion Shaw term loan facility consisting of three tranches of $2 billion each. The facility cannot be drawn upon until the closing date of the Transaction. The first tranche matures three years after the Transaction closing date and subsequent tranches mature in years four and five thereafter, respectively. At tranche maturity, any outstanding borrowings under that tranche must be repaid. The interest rate charged on borrowings from the Shaw term loan facility ranges from nil to 1.25% per annum over the bank prime rate or base rate, or 0.65% to 2.25% over the bankers' acceptance rate or London Inter-Bank Offered Rate.

WEIGHTED AVERAGE INTEREST RATE
As at December 31, 2021, our effective weighted average interest rate on all debt and short-term borrowings, including the effect of all of the associated debt derivatives and interest rate derivatives, was 3.95% (2020 - 4.09%).

BANK CREDIT AND LETTER OF CREDIT FACILITIES
Our $4.0 billion revolving credit facility is available on a fully revolving basis until maturity and there are no scheduled reductions prior to maturity. The interest rate charged on borrowings from the revolving credit facility ranges from nil to 1.25% per annum over the bank prime rate or base rate, or 0.85% to 2.25% over the bankers' acceptance rate or London Inter-Bank Offered Rate.

In 2021, we amended our revolving credit facility to, among other things, increase the total credit limit and extend the maturity dates. We increased the total credit limit from $3.2 billion to $4 billion by increasing the limits of the two tranches to $3 billion and $1 billion (from $2.5 billion and $700 million), respectively. We also extended the maturity date of the $3 billion tranche from September 2023 to April 2026 and the $1 billion tranche from September 2022 to April 2024.

SENIOR AND SUBORDINATED NOTES AND DEBENTURES
We pay interest on all of our fixed-rate senior and subordinated notes and debentures on a semi-annual basis.

We have the option to redeem each of our fixed-rate senior notes and debentures, in whole or in part, at any time, if we pay the premiums specified in the corresponding agreements.
Issuance of senior and subordinated notes
Below is a summary of the senior and subordinated notes that we issued in 2021 and 2020.

(In millions of dollars, except interest rates and discounts)
Date issued		Principal amount	Due date	Interest rate	Discount/ premium at issuance	Total gross proceeds [1] (Cdn$)	Transaction costs and discounts [2] (Cdn$)

2021 issuance
December 17, 2021 (subordinated) [3]		2,000	2081	5.000%	At par	2,000	20

2020 issuances
March 31, 2020 (senior)		1,500	2027	3.650%	99.511%	1,500	16
June 22, 2020 (senior)	US	750	2022	USD LIBOR + 0.60%	At par	1,019	5
[1] Gross proceeds before transaction costs, discounts, and premiums.
[2] Transaction costs, discounts, and premiums are included as deferred transaction costs and discounts in the carrying value of the long-term debt, and recognized in net income using the effective interest method.
[3]    Deferred transaction costs and discounts in the carrying value of the subordinated notes are recognized in net income using the effective interest method over a five-year period.

Concurrent with the 2020 US dollar-denominated issuances, we entered into debt derivatives to convert all interest and principal payment obligations to Canadian dollars (see note 17).

During the year ended December 31, 2021, we issued $2 billion subordinated notes due 2081 with an initial coupon of 5% for the first five years. Concurrently, we terminated the $750 million bond forwards entered into in July 2021 to hedge the interest rate risk associated with future debt issuances. We used the proceeds to partially fund the remaining payment required to obtain the 3500 MHz spectrum licences.

In February 2022, we issued US$750 million subordinated notes due 2082 with an initial coupon of 5.25% for the first five years. Concurrently, we terminated $950 million of interest rate derivatives entered into in 2021 to hedge the interest rate risk associated with future debt issuances. We received net proceeds of US$740 million ($938 million) from the issuance.

Each of the subordinated notes can be redeemed at par on their respective five-year anniversary or on any subsequent interest payment date. The subordinated notes are unsecured and subordinated obligations of RCI. Payment on these notes will, under certain circumstances, be subordinated to the prior payment in full of all of our senior indebtedness, including our senior notes, debentures, and bank credit facilities. In addition, upon the occurrence of certain events involving a bankruptcy or insolvency of RCI, the outstanding principal and interest of such subordinated notes would automatically convert into preferred shares. We understand that S&P Global Ratings Services (S&P), Moody's Investors Service (Moody's), and Fitch Ratings (Fitch) will only include 50% of the outstanding principal amount of these subordinated notes in their leverage ratio calculation for at least the first five years after their issuance.

In connection with these issuances, the Board approved the creation of new Series I and Series II preferred shares, respectively. Series I and Series II have been authorized for up to 3.3 million and 1.4 million preferred shares, respectively, have no voting rights, have par values of $1,000 per share, and will be issued automatically upon the occurrence of certain events involving a bankruptcy or insolvency of RCI to holders of the respective subordinated notes.

Repayment of senior notes and related derivative settlements
During the year ended December 31, 2021, we repaid the entire outstanding principal amount of our $1.45 billion 5.34% senior notes at maturity. There were no derivatives associated with these senior notes. We did not repay any senior notes or settle any related debt derivatives during the year ended December 31, 2020.
PRINCIPAL REPAYMENTS
Below is a summary of the principal repayments on our long-term debt due in each of the next five years and thereafter as at December 31, 2021.

(In millions of dollars)
2022	1,551
2023	1,712
2024	600
2025	886
2026 [1]	2,634
Thereafter	11,490
Total long-term debt	18,873
[1] Reflects repayment of the subordinated notes issued in December 2021 on the five-year anniversary.

TERMS AND CONDITIONS
As at December 31, 2021 and 2020, we were in compliance with all financial covenants, financial ratios, and all of the terms and conditions of our long-term debt agreements. There were no financial leverage covenants in effect other than those under our bank credit and letter of credit facilities.

The 8.75% debentures due in 2032 contain debt incurrence tests and restrictions on additional investments, sales of assets, and payment of dividends, all of which are suspended in the event the public debt securities are assigned investment-grade ratings by at least two of three specified credit rating agencies. As at December 31, 2021, these public debt securities were assigned an investment-grade rating by each of the three specified credit rating agencies and, accordingly, these restrictions have been suspended as long as the investment-grade ratings are maintained. Our other senior notes do not have any of these restrictions, regardless of the related credit ratings. The repayment dates of certain debt agreements can also be accelerated if there is a change in control of RCI.